Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(b)(ii) of the Investment Recovery Property Servicing Agreement, dated as of September 1, 2011 (the “Servicing Agreement”), between ENTERGY LOUISIANA, LLC, as servicer and ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify, for the June 1, 2015 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

Aggregate
Tranche A-1	$9,279,164.01
Total:	$9,279,164.01

b)	Interest

Aggregate
Tranche A-1	$1,459,248.45
Total:	$1,459,248.45

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

Tranche A-1 $143,063,573.28
Total: $143,063,573.28

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

Tranche A-1 $133,784,409.27
Total: $133,784,409.27

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

Tranche A-1 $0
Total: $0

3.	All other transfers to be made on or before the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1 million cap on Indemnity Amounts per Section 8.02(e)(i) of the Indenture)		$0.00
ii.	Servicing Fee:	Entergy Louisiana, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL -General Fund Account # 812073753	$72,500.00
iii.	Administration Fee:	Entergy Louisiana, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL - General Fund Account # 812073753	$50,000.00
iv.	Other Operating Expenses:	1. Entergy Louisiana, LLC (Reimbursement for Global Securitization Services invoice # 42286) Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL -General Fund Account # 812073753	$5,000.00
		2. Duggins Wren Mann & Romero, LLP Wire Instructions: Frost National Bank Downtown Financial Center 401 Congress Ave. 12th Floor Austin, Texas 78767 ABA Number: 114000093 Account Name: Duggins Wren Mann & Romero, LLP Account Number: 591442015 Ref. invoice number: 19311	$3,906.00
v.	Total:		$131,406.00

b)	Other Payments

Operating Expenses (payable pursuant to Section 8.02(e)(iv) (sum of 3.a.v. above)): $131,406.00
Funding of Capital Subaccount (to required amount): $0
Indemnity Amounts over $1 million (payable pursuant to Section 8.02(e)(viii) of the Indenture): $0

Return on Capital Subaccount (payable pursuant to Section 8.02(e)(x)
 of the Indenture) to Entergy Louisiana Investment Recovery Funding I, L.L.C.: $316.79
Wire Instructions:
Capital One Bank
New Orleans, LA
ABA # 065000090
Account Name: ELL - General Fund Acct # 812073753

Deposit to Excess Funds Subaccount**: $47,854.25

Total: $179,577.04

**This amount assumes that estimated remittances of $800,000.00 covering the period of May 16, 2015 - May 31, 2015 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be higher/lower if remittances to the General Subaccount are higher/lower than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:
a)    Capital Subaccount

Total: $1,035,880.00

a)	Excess Funds Subaccount

Total: $1,056,296.32

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 22nd day of May, 2015.
ENTERGY LOUISIANA, LLC,
as Servicer

By:	/s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer